CARRET KANSAS TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (97.99%)
Education (45.98%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,583,733
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	623,220
4.000%, 12/01/2034	250,000	278,450
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	405,629
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,049,091
3.000%, 09/01/2035	510,000	534,377
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	853,941
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	812,751
4.000%, 09/01/2031	500,000	585,224
5.000%, 09/01/2032	2,750,000	3,469,709
5.000%, 09/01/2034	2,000,000	2,523,425
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,151,074
4.000%, 09/01/2036	500,000	572,817
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,755,671
4.000%, 09/01/2033	500,000	552,917
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,725,423
5.000%, 09/01/2027	800,000	978,959
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,336,753
4.000%, 03/01/2034	1,000,000	1,150,748
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	286,457
5.000%, 09/01/2031	1,715,000	2,035,744
5.000%, 09/01/2032	150,000	178,053
5.000%, 09/01/2033	1,000,000	1,187,022
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,232,240
4.000%, 09/01/2043	1,000,000	1,106,077
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	466,622
4.000%, 09/01/2033	1,000,000	1,148,604
4.000%, 09/01/2035	1,000,000	1,145,563
5.000%, 09/01/2030	1,970,000	2,416,833
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
3.000%, 10/01/2032	1,155,000	1,325,565
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,398,058

4.000%, 09/01/2032	1,745,000	2,085,187
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	791,324
4.000%, 09/01/2031	1,000,000	1,159,938
4.000%, 09/01/2033	905,000	1,033,575
4.000%, 09/01/2035	790,000	906,967
4.000%, 09/01/2036	480,000	551,069
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	2,000,000	2,229,300
4.000%, 10/01/2035	425,000	527,773
5.000%, 10/01/2032	1,000,000	1,192,591
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	166,739
4.000%, 09/01/2033	100,000	118,722
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	659,192
2.000%, 06/01/2032	1,000,000	1,005,374
2.000%, 05/01/2033	800,000	828,017
3.000%, 05/01/2030	450,000	467,136
4.000%, 03/01/2028	610,000	660,105
4.000%, 05/01/2034	1,000,000	1,029,289
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,175,962
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,469,895
5.000%, 09/01/2038	1,000,000	1,261,712
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	778,653
4.000%, 09/01/2036	465,000	534,622
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2030	900,000	939,457
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	1,062,071
4.000%, 09/01/2030	325,000	382,180
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	549,939
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,099,092
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	979,621
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,490,308
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	528,620
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,145,828
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	922,737
5.000%, 10/01/2029	340,000	360,627
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	557,706
5.000%, 09/01/2033	750,000	860,145
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	614,273

Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	425,408
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	880,911
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	406,941
4.000%, 11/01/2034	425,000	493,822
4.000%, 11/01/2035	635,000	737,657
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	649,278
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,175,486
4.000%, 09/01/2032	500,000	577,261
5.000%, 09/01/2029	2,390,000	2,836,984
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	253,667
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	294,889
5.000%, 09/01/2030	350,000	411,897
5.000%, 09/01/2031	500,000	587,748
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	363,085
5.000%, 07/01/2035	500,000	576,749
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,382,572
4.000%, 09/01/2039	400,000	450,434
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,251,790
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	607,005
Total Education		85,360,080

General Obligation (25.54%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	384,911
4.000%, 12/01/2031	445,000	519,347
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	767,035
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	1,021,105
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	364,698
2.000%, 11/01/2039	355,000	367,914
2.000%, 11/01/2040	365,000	376,446
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	253,684
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	1,070,262
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	479,903
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	545,798
4.000%, 09/01/2031	445,000	516,172
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	490,472

5.000%, 11/01/2025	570,000	680,192
5.000%, 11/01/2029	800,000	1,051,105
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,113,503
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	1,130,315
4.000%, 10/01/2028	1,315,000	1,538,794
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,021
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	661,253
3.000%, 10/01/2036	680,000	721,668
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	475,686
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	961,487
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,001,565
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	407,911
3.000%, 06/01/2029	515,000	581,474
3.000%, 10/01/2030	720,000	793,210
4.000%, 12/01/2029	250,000	253,199
4.000%, 06/01/2030	820,000	963,149
5.000%, 12/01/2025	500,000	599,483
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	824,192
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	477,839
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	413,204
4.000%, 09/01/2028	1,125,000	1,286,450
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	604,874
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2029	650,000	752,283
4.000%, 09/01/2030	500,000	577,893
4.000%, 09/01/2031	1,500,000	1,730,869
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	954,311
2.000%, 11/01/2034	975,000	975,348
4.000%, 11/01/2030	800,000	944,451
4.000%, 11/01/2031	1,100,000	1,294,882
5.000%, 04/01/2026	1,485,000	1,606,833
5.000%, 09/01/2026	630,000	768,273
5.000%, 04/01/2030	655,000	708,859
5.000%, 04/01/2034	2,000,000	2,160,052
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	725,000	725,374
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	204,616
2.000%, 09/01/2034	225,000	229,205
2.000%, 09/01/2035	220,000	223,197
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	286,697

4.000%, 12/01/2032	100,000	114,287
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	1,025,744
4.000%, 08/01/2029	685,000	810,042
4.000%, 08/01/2030	2,105,000	2,513,365
4.000%, 08/01/2031	930,000	965,274
4.000%, 08/01/2032	1,000,000	1,208,765
5.000%, 08/01/2025	815,000	962,769
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	330,000	330,118
5.000%, 12/01/2023	570,000	624,812
Total General Obligation		47,401,640

Health Care (3.47%)
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	724,322
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	452,118
City of Wichita, Revenue Bonds
5.000%, 11/15/2029	1,570,000	1,597,872
Kansas Development Finance Authority, Revenue Bonds
5.000%, 11/15/2032	1,500,000	1,562,253
5.000%, 11/15/2034	350,000	364,369
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,583,834
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	147,568
Total Health Care		6,432,336

Housing (0.35%)
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,838

Public Services (0.99%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,265,210
3.000%, 09/01/2029	535,000	577,276
Total Public Services		1,842,486

Transportation (10.07%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	825,383
5.000%, 09/01/2032	500,000	654,289
5.000%, 09/01/2036	1,000,000	1,299,027
5.000%, 09/01/2037	1,000,000	1,295,815
5.000%, 09/01/2038	1,150,000	1,487,148
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,888,229
5.000%, 09/01/2029	1,000,000	1,182,189
5.000%, 09/01/2031	3,020,000	3,762,953
5.000%, 09/01/2032	500,000	622,088
5.000%, 09/01/2033	1,445,000	1,706,922
5.000%, 09/01/2034	3,260,000	3,965,962
Total Transportation		18,690,005

Utilities (11.59%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,124,717
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	444,465
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	554,668
2.000%, 07/01/2035	550,000	562,410
3.000%, 07/01/2030	675,000	745,703
3.000%, 07/01/2031	555,000	609,826
3.000%, 07/01/2032	745,000	814,706
3.000%, 07/01/2033	755,000	823,776
4.000%, 07/01/2024	250,000	273,076
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	1,072,103
4.000%, 08/01/2026	2,600,000	2,607,163
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,296,827
3.375%, 10/01/2039	1,000,000	1,114,091
5.000%, 10/01/2025	1,000,000	1,011,754
5.000%, 10/01/2028	2,650,000	2,681,146
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	212,898
5.000%, 12/01/2028	700,000	826,215
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	278,976
3.000%, 09/01/2040	250,000	274,590
5.000%, 09/01/2027	1,300,000	1,310,347
5.000%, 09/01/2031	1,350,000	1,604,379
5.000%, 09/01/2032	1,090,000	1,151,054
5.000%, 09/01/2033	100,000	117,584
Total Utilities		21,512,474

TOTAL MUNICIPAL BONDS
(Cost $172,175,107)		181,894,859

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.78%)
Money Market Fund (1.78%)
Federated Treasury Obligations Fund (0.010%, 7-Day Yield)	3,311,739	$3,311,739
Total Money Market Fund		3,311,739

TOTAL SHORT TERM INVESTMENTS
(Cost $3,311,739)		3,311,739

TOTAL INVESTMENTS (99.77%)
(Cost $175,486,846)		$185,206,598

OTHER ASSETS IN EXCESS OF LIABILITIES (0.23%)		421,270

NET ASSETS (100.00%)		$185,627,868

(a)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments

June 30, 2021 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret”) became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$181,894,859	$–	$181,894,859
Short Term Investments	3,311,739	–	–	3,311,739
Total	$3,311,739	$181,894,859	$–	$185,206,598

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at June 30, 2021.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.